Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000169568
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Class N
Trading Symbol	MOWNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$79	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (the "Fund”) returned +10.09% (net of fees) for the Class N share class during the six months ended May 31, 2025. By comparison, the MSCI All Country World Index (“MSCI ACWI”) returned +2.83% (net), while the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.81% (net). In relative terms, international equities significantly outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the market was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though not as compared to the MSCI ACWI ex USA, which excludes the U.S. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of the MSCI ACWI was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corporation; Italian bank UniCredit S.p.A.; financial services provider Hong Kong Exchanges & Clearing Ltd.; Canadian precious metals streamer Wheaton Precious Metals Corporation; and Brazilian bank Banco Bradesco S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. financial services provider Jefferies Financial Group, Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Teck Resources Ltd.; U.S. offshore energy services provider Tidewater, Inc.; and Brazilian beauty products retailer Natura & Company Holding S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Net
May-2016	$10,000	$10,000	$10,000
May-2017	$12,281	$11,824	$11,753
May-2018	$12,275	$12,968	$13,144
May-2019	$10,997	$12,156	$12,974
May-2020	$7,818	$11,739	$13,678
May-2021	$13,180	$16,760	$19,402
May-2022	$13,972	$14,681	$18,086
May-2023	$13,995	$14,474	$18,240
May-2024	$19,049	$16,898	$22,537
May-2025	$22,142	$19,221	$25,613

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Class N	10.09%	16.24%	23.15%	9.23%
MSCI ACWI ex USA Index	11.81%	13.75%	10.37%	7.53%
MSCI ACWI Net	2.83%	13.65%	13.37%	11.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 185,295,030
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 630,982
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,295,030 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$630,982 Portfolio Turnover*28% * Not annualized
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Consumer Staples	2.4%
Consumer Discretionary	3.9%
Industrials	5.2%
Energy	9.2%
Real Estate	14.2%
Materials	16.5%
Financials	42.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Other Countries	11.0%
Norway	2.3%
Chile	2.4%
Italy	4.8%
Brazil	5.7%
South Africa	5.8%
Hong Kong	8.1%
India	8.7%
United Kingdom	10.3%
United States	15.5%
Canada	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	3.9%
Hong Kong Exchanges & Clearing Ltd.	3.9%
Douglas Elliman, Inc.	3.5%
Westaim Corporation (The)	3.4%
Banco Bradesco S.A. - ADR	3.3%
Valterra Platinum Limited	3.1%
Hammerson plc	3.0%
Valaris Ltd.	2.9%
Travis Perkins plc	2.8%
Wheaton Precious Metals Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000169569
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Institutional Class
Trading Symbol	MOWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.25%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (the "Fund”) returned +10.27% (net of fees) for the Institutional Class during the six months ended May 31, 2025. By comparison, the MSCI All Country World Index (“MSCI ACWI”) returned +2.83% (net), while the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +11.81% (net). In relative terms, international equities significantly outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the market was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though not as compared to the MSCI ACWI ex USA, which excludes the U.S. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the six months ended May 31, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of the MSCI ACWI was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corporation; Italian bank UniCredit S.p.A.; financial services provider Hong Kong Exchanges & Clearing Ltd.; Canadian precious metals streamer Wheaton Precious Metals Corporation; and Brazilian bank Banco Bradesco S.A. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: U.S. financial services provider Jefferies Financial Group, Inc.; U.S. luggage company Samsonite Group S.A.; Canadian miner Teck Resources Ltd.; U.S. offshore energy services provider Tidewater, Inc.; and Brazilian beauty products retailer Natura & Company Holding S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Net
May-2016	$100,000	$100,000	$100,000
May-2017	$123,085	$118,245	$117,525
May-2018	$123,362	$129,678	$131,440
May-2019	$110,700	$121,563	$129,739
May-2020	$79,022	$117,387	$136,784
May-2021	$133,462	$167,604	$194,021
May-2022	$141,789	$146,806	$180,864
May-2023	$142,461	$144,743	$182,400
May-2024	$194,300	$168,979	$225,365
May-2025	$226,444	$192,215	$256,133

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Institutional Class	10.27%	16.54%	23.44%	9.51%
MSCI ACWI ex USA Index	11.81%	13.75%	10.37%	7.53%
MSCI ACWI Net	2.83%	13.65%	13.37%	11.02%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 185,295,030
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 630,982
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$185,295,030 Number of Portfolio Holdings40 Advisory Fee (net of waivers)$630,982 Portfolio Turnover*28% * Not annualized
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Consumer Staples	2.4%
Consumer Discretionary	3.9%
Industrials	5.2%
Energy	9.2%
Real Estate	14.2%
Materials	16.5%
Financials	42.7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.9%
Other Countries	11.0%
Norway	2.3%
Chile	2.4%
Italy	4.8%
Brazil	5.7%
South Africa	5.8%
Hong Kong	8.1%
India	8.7%
United Kingdom	10.3%
United States	15.5%
Canada	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	3.9%
Hong Kong Exchanges & Clearing Ltd.	3.9%
Douglas Elliman, Inc.	3.5%
Westaim Corporation (The)	3.4%
Banco Bradesco S.A. - ADR	3.3%
Valterra Platinum Limited	3.1%
Hammerson plc	3.0%
Valaris Ltd.	2.9%
Travis Perkins plc	2.8%
Wheaton Precious Metals Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.